STOCK-BASED COMPENSATION (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Offsetting Assets [Line Items]
Number of Option, Beginning Balance	408,245	822,055	1,470,092
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		(490,476)	(1,717,204)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		76,666	69,167
Number of Option, Ending Balance		408,245	822,055
Equity Option [Member]
Offsetting Assets [Line Items]
Number of Option, Beginning Balance	3,591,755	3,177,945	1,529,908
Weighted Average Exercise Price, Beginning Balance	$ 1.75	$ 1.58	$ 0.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	182,321	490,476	1,717,204
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 4.23	$ 2.88	$ 2.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	22,639	(76,666)	(69,167)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 2.87	$ 2.25	$ 2.25
Number of Option, Ending Balance	3,751,437	3,591,755	3,177,945
Weighted Average Exercise Price, Ending Balance	$ 1.86	$ 1.75	$ 1.58